Vanguard Intermediate-Term Treasury Index Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Intermediate-Term Treasury Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury 3-10 Year Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities between 3 and 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 5.6 years.